Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Measurements
Fair Value Measurements

NOTE 3 – Fair Value Measurements

Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The carrying amounts of cash, restricted cash, prepaid expenses and other current assets, deferred financing costs, accounts payable and accrued expenses approximate their fair value due to the short-term maturity of such instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, Fair Value Measurements and Disclosures ("ASC 820") establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -         quoted prices in active markets for identical assets or liabilities;

Level 2 -         inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -         unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Liability related to RPC Options -

In June 2015, the Company raised short-term working capital in the form of loans from shareholders of approximately $3 million with the loans carrying with it, options in RPC, equivalent to 15% of the current outstanding equity issued by RPC. RPC is a private company that is a large shareholder of the Company.RPC Options were accounted for in accordance with ASC 718, Compensation – Stock Compensation. The fair value of RPC Options was estimated using the fair value of Akari Ordinary Shares times RPC’s ownership in Akari Ordinary Shares times 15% and was initially valued at approximately $26 million. These options do not relate to the share capital of Akari. The exact terms of these options have not been finalized.

In accordance with ASC 820, the Company measures its liability related to RPC Options on a recurring basis at fair value. The liability related to RPC Options are classified within Level 3 value hierarchy because the liabilities are based on present value calculations and external valuation models. Unobservable inputs used in these models are significant.

The fair value of the RPC options was $2,102,012 and $1,842,424 as of December 31, 2019 and December 31, 2018, respectively. The fair value of the RPC options for the year ended December 31, 2019 increased by $259,588 and for the year ended December 31, 2018 decreased by $3,238,911. The change was recognized as change in fair value of liability related to RPC Options from year to year, which represents a gain (loss), was recognized as changes in fair value of options and warrant liabilities gains (losses) in the Consolidated Statements of Comprehensive Loss. The Company accounts for RPC Options as a liability in accordance with ASC 815‑40‑25, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock and ASC 815‑40‑15, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock.

Liability Related to Paulson Warrants -

On July 3, 2019, the Company sold to certain institutional investors, accredited investors and an existing shareholder, RPC Pharma Ltd., an affiliated entity of Dr. Ray Prudo, the Company's Chairman, an aggregate of 2,368,392 ADSs in a registered direct offering at $1.90 per ADS, resulting in gross proceeds of approximately $4.5 million. The Company also entered into a letter agreement with Paulson Investment Company, LLC (the "Placement Agent") to serve as the placement agent for the Company in connection with this offering. In connection with the sale of the ADSs in this registered direct offering, the Company issued to the investors unregistered warrants to purchase an aggregate of 1,184,213 ADSs in a private placement ("Investor Warrants"). The Investor Warrants are immediately exercisable and will expire five years from issuance at an exercise price of $3.00 per ADS, subject to adjustment as set forth therein. Subject to certain conditions, the Company has the option to "call" the exercise of the warrants from time to time after any 10-consecutive trading day period during which the daily volume weighted average price of the ADSs exceeds $4.50. The Company paid to the Placement Agent an aggregate of $337,496 in placement agent fees and expenses and issued unregistered warrants to the Placement Agent to purchase an aggregate of 177,629 ADS ("Placement Agent Warrants") on the same terms as the Investor Warrants, except that the Placement Agent Warrants are exercisable at $2.85 per ADS and expire on June 28, 2024. Both the Investor Warrants and the Placement Agent Warrants (together the "Paulson Warrants") may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., £1) per warrant ADS actually to be issued pursuant to the cashless exercise. The total amount of Paulson Warrants issued in connection with this registered direct offering amounted to 1,361,842, all of which were outstanding as of December 31, 2019.

The portion of costs directly attributable to realizing proceeds of issuing ADSs such as placement agent fees, commissions, legal and accounting fees pertaining to the financing and other external, incremental fees and expenses paid to advisors are recognized in the Shareholders (Deficit) Equity in the Consolidated Financial Statements in accordance with ASC 835-30-45-3.

The Company has determined that the Paulson Warrants represent freestanding financial instruments whose foreign currency considerations pursuant to cash and cashless exercise require liability classification and should be recorded as liability-classified awards in accordance with ASC 815-40-25, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company's Own Stock and ASC 815-40-15, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity's Own Stock. In accordance with ASC 820, the Company measured its warrants at grant date fair value. The fair value related to warrants are classified within the Level 3 value hierarchy because it is based on external valuation models whose inputs include market interest rates, required return on capital, and standard deviation. Unobservable inputs used in these models are significant. The Paulson Warrants were measured at their grant date fair value and subsequently remeasured at each reporting period with changes being recorded as a component of Other Income (Expenses) in the Condensed Consolidated Statements of Comprehensive Loss. The total grant date fair value of these warrants was $1,213,816 and was recognized within Current Liabilities in the Condensed Consolidated Balance Sheets. The change in fair value of liability related to Paulson Warrants from period to period, which represents a gain of $198,948 for the year ended December 31, 2019, was recognized as change in fair value of option and warrant liabilities gains (losses) in the Condensed Consolidated Statements of Comprehensive Loss. At December 31, 2019, the fair value of the Paulson Warrants was $1,014,868.

Below are the assumptions used for the fair value calculations of the warrants as of:

	July 3,	December 31,
	2019	2019
Standard deviation	110.00%	110.00%
Annual risk-free interest rate	1.71%	1.66%
Required return on equity	19.90%	19.90%
Expected life in years	5.00	4.50
Annual turnover rate	0.00%	0.00%
Period risk-free rate	0.08%	0.08%

The Company had no financial assets that require fair value measurement on a recurring basis. The Company’s financial liabilities measured at fair value on a recurring basis, consisted of the following instruments as of the following dates:

	December 31,	December 31,
	2019	2018
RPC Options	$2,102,012	$1,842,424
Paulson Warrants	1,014,868	—
Total	$3,116,880	$1,842,424

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of
liabilities related
to options and warrants
Balance at December 31, 2017	$5,081,335

Changes in values of liabilities related to options and warrants	(3,238,911)

Balance at December 31, 2018	$1,842,424

Issuance of Paulson Warrants	1,213,816

Changes in values of liabilities related to options and warrants	60,640

Balance at December 31, 2019	$3,116,880